Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Assumptions
Dividend yield	0.00%
Risk-free rate for term	0.34% - 0.41%
Volatility	101%-102%
Remaining terms (years)	1 - 1.5
Stock price ($ per share)	2.15 and 2.48

December 31
Assumptions	2015
Dividend yield	0.00%
Risk-free rate for term	0.33%-0.72%
Volatility	98%-100%
Remaining terms (years)	1.72-2
Stock price ($ per share)	2